Authorization and Basis of Preparation - Additional Information (Detail) - $ / $	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Revenue And Expense Net [Line Items]
Employee benefits provision	35.00%	33.00%
Currency exchange rate	16.9220
U.S
Other Revenue And Expense Net [Line Items]
Currency exchange rate	16.9220	19.4143
U.S. dollar
Other Revenue And Expense Net [Line Items]
Currency exchange rate	16.9220	19.4143